INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS

AMENDMENT NO. 6

TO THE STATEMENT OF PREFERENCES

OF

VARIABLE RATE MUNI TERM PREFERRED SHARES (“VMTP SHARES”), DATED

AUGUST 27, 2012, AS AMENDED

(THE “STATEMENT OF PREFERENCES”)

WHEREAS, pursuant to authority expressly vested in the Board of Trustees of Invesco Trust for Investment Grade Municipals (the “Fund”) by Section 2.1 of the Third Amended and Restated Agreement and Declaration of Trust of the Fund, the Board of Trustees of the Fund may transact the Fund’s affairs with respect to the shares of beneficial interest of the Fund;

WHEREAS, the Board of Trustees has determined that it is the best interest of the Fund to (1) extend the Term Redemption Date of the Series 2015/6-VGM VMTP Shares to December 1, 2024, (2) revise the definition of the term, “Ratings Spread” and (3) to provide for a period of eighteen months during which the Series 2015/6-VGM VMTP Shares shall not be redeemed at the option of the Fund pursuant to Section 10(a) of the Statement of Preferences, and has approved each such change;

WHEREAS, the changes to the Term Redemption Date, Ratings Spread, and other changes to the terms of the Series 2015/6-VGM VMTP Shares described below have been consented to in writing by the sole shareholder of the Fund’s Outstanding Series 2015/6-VGM VMTP Shares; and

NOW THEREFORE, the undersigned officer of the Fund hereby certifies as follows:

1. The Board of Trustees of the Fund has adopted resolutions to extend the Term Redemption Date of the Series 2015/6-VGM VMTP Shares to December 1, 2024 and to approve the other changes to the terms of the Series 2015/6-VGM VMTP Shares as provided herein.

2. The definition of “Term Redemption Date” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“Term Redemption Date” means December 1, 2024 or such later date to which the Term Redemption Date may be extended in accordance with Section 10(b)(i)(A) of this Statement of Preferences.

3. Effective as of June 1, 2021, the definition of “Ratings Spread” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“Ratings Spread” means, with respect to any Rate Period for any Series of VMTP Shares, the percentage per annum set forth opposite the highest applicable credit rating assigned to such Series, unless the lowest applicable credit rating is at or below A+/A1, in which case it means the percentage per annum set forth opposite the lowest applicable credit rating assigned to such Series, by either Moody’s (if Moody’s is then rating the VMTP Shares at the request of the Fund), Fitch (if Fitch is then rating the VMTP Shares at the request of the Fund) or an Other Rating Agency (if an Other Rating Agency is then rating the VMTP Shares at the request of the Fund) in the table below on the Rate Determination Date for such Rate Period:

Fitch*	Percentage
AAA to AA-	1.05%
A+ to A-	1.55%
BBB+ to BBB-	2.90%
Non-investment grade or NR	3.95%

*	And/or the equivalent ratings of Moody’s and/or an Other Rating Agency then rating the VMTP Shares at the request of the Fund.

4. Section 10(a)(iv) of the Statement of Preferences is deleted in its entirety and replaced with the following:

“(iv)

Notwithstanding anything to the contrary in this Section 10(a), no VMTP Shares Outstanding as of May 28, 2021 shall be subject to redemption at the option of the Fund pursuant to this Section 10(a) for the period beginning on June 1, 2021 and ending on December 1, 2022.”

5. In order to conform the terms of the Statement of Preferences to those applicable to other Invesco funds with Preferred Shares beneficially owned by the Purchaser, the following subsection is hereby added to Section 13 of the Statement of Preferences:

“(y) Enforcement of VMTP Shares Terms or Statement of Preferences. Notwithstanding Section 2.4(e) and Section 2.5 of the Declaration of Trust, nothing herein shall prevent the Holders of VMTP Shares, acting individually or as a group, from making a direct claim to enforce the terms of the VMTP Shares or this Statement of Preferences.”

6. Although no opinion has been provided to or requested by any party, the Fund and each Holder and Beneficial Owner of VMTP Shares shall not treat this Amendment as a realization event for federal income tax purposes.

7. Any capitalized terms used herein but not defined herein shall have the meanings given to such capitalized terms in the Statement of Preferences.

8. Except as amended hereby, the Statement of Preferences remains in full force and effect.

9. An original copy of this amendment shall be lodged with the records of the Fund and filed in such places as the Board of Trustees deems appropriate.

[Signature Page Follows]

Dated this 28th day of May, 2021

INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS

By:	/s/ Amanda Roberts
Name: Amanda Roberts
Title: Assistant Secretary